Notes Payable (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 09, 2020	Feb. 03, 2020	Oct. 10, 2019	Aug. 30, 2019	May 14, 2019	Apr. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 01, 2019
Debt Instrument [Line Items]
Convertible notes payable							$ 100,000	$ 100,000		$ 536,082
Repayment of debt								550,000	$ 50,000	50,000	$ 50,000
Convertible note payable, current							82,458	82,458		82,458	39,280
Proceeds from promissory notes								150,000		300,000	460,000
Repayment of promissory notes											132,459
Debt instrument face value							1,132,864	1,132,864		1,415,265
Other notes payable							1,132,864	1,132,864		591,807	225,000
Other notes payable, related party							$ 0	0		$ 91,000	33,500
Company received loan proceeds								$ 866,300
Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage							2.00%	2.00%		2.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage							12.00%	12.00%		12.00%
Debt instrument, term								10 years		10 years
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	May 09, 2022
Company received loan proceeds	$ 866,300
Fixed annual interest rate	1.00%
Former Franchisee [Member]
Debt Instrument [Line Items]
Debt interest percentage				12.00%
Debt instrument maturity date				Dec. 01, 2019
15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Repayment of debt								$ 450,000
12% Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Repayment of debt								75,000
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Repayment of debt						$ 100,000		25,000
Convertible note payable, current										$ 611,082	2,115,007
Other Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage										10.00%
Other Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage										15.00%
Another Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, current							$ 100,000	100,000		$ 100,000	$ 100,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest percentage												15.00%
Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Proceeds from promissory notes					$ 91,000
Debt interest percentage					15.00%
Promissory Note [Member] | Former Franchisee [Member]
Debt Instrument [Line Items]
Proceeds from promissory notes			$ 300,000
Debt interest percentage			8.00%
Repayment of promissory notes							$ 13,377	$ 25,873
Debt instrument, term							5 years	5 years
Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 150,000								$ 300,000
Original issue discount percentage		20.00%								20.00%
Debt instrument maturity date		Feb. 21, 2020						Oct. 10, 2024		Feb. 21, 2020
Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage							1.00%	1.00%
Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage							8.00%	8.00%
Former Parent [Member]
Debt Instrument [Line Items]
Convertible notes payable							$ 82,458	$ 82,458